CONVERTIBLE DEBENTURES (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			6 Months Ended		12 Months Ended
	Jul. 30, 2020 USD ($) shares	Jul. 30, 2020 CAD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CAD ($)	Jun. 30, 2022 $ / shares	Jul. 30, 2020 CAD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debentures								$ 13,334		$ 17,910
Transaction costs								(572)		(768)
Convertible debentures, interest payable settled with shares					$ 1,433	[1]	$ 1,791	588	[1]	754
Interest expense on debt instruments issued					3,427		4,294	1,222		1,594
Secured Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debentures | $		$ 17,910
Debt term	36 months	36 months
Debt conversion price												$ 5.30
Debt annual interest rate	5.75%											5.75%
Debt effective annual rate	10.00%											10.00%
Warrants to purchase common stock | shares	1,006,542											1,006,542
Warrant exercise price												$ 5.75
Warrant expiration date	Jul. 30, 2023	Jul. 30, 2023
Proceeds from debentures	$ 12,800	$ 17,100
Transaction costs	572	$ 768
Fair value of debt	6,298											$ 8,459
Residual portion of convertible option	4,751											6,382
Deferred tax recovery	$ 1,713											$ 2,301
Convertible debentures, interest payable settled with shares			$ 727	$ 888	706		903	$ 588		$ 754
Interest expense on debt instruments issued					$ 3,427		$ 4,294
Secured Convertible Debentures [Member] | Broker Warrant [Member]
Disclosure of detailed information about borrowings [line items]
Warrant expiration date	Jul. 30, 2023	Jul. 30, 2023
Warrants granted | shares	136,887	136,887
Secured Convertible Debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt conversion price											$ 12.50

[1]	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 15) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.